IMPAIRMENT TESTS (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Goodwill	₪ 407	₪ 407
Pre-tax cash flow projections period	five-year
BDO Ziv Haft Consulting & Management Ltd. [Member]
Disclosure of information for cash-generating units [line items]
Pre-tax cash flow projections period	five-year
CGU [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	₪ 407